Property, Plant and Equipment - Summary of Cost and Accumulated Depreciation of Property Plant and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 38,333	$ 288,418
Ending balance	13,387	38,333
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	514,979	801,221
Additions	5,056	2,992
Disposals	(11,465)	(289,234)
Ending balance	508,570	514,979
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	476,646	512,803
Depreciation expenses	29,757	173,056
Disposals	(11,220)	(209,213)
Ending balance	495,183	476,646
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31,105	98,820
Ending balance	12,617	31,105
Office Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	211,315	276,935
Additions	5,056	2,992
Disposals	(11,465)	(68,612)
Ending balance	204,906	211,315
Office Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	180,210	178,115
Depreciation expenses	23,298	52,388
Disposals	(11,219)	(50,293)
Ending balance	192,289	180,210
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,938	11,052
Ending balance	14	1,938
Other Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35,291	36,180
Disposals		(889)
Ending balance	35,291	35,291
Other Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	33,353	25,128
Depreciation expenses	1,924	8,742
Disposals		(517)
Ending balance	35,277	33,353
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,290	178,546
Ending balance	756	5,290
Leasehold Improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	268,373	488,106
Disposals		(219,733)
Ending balance	268,373	268,373
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	263,083	309,560
Depreciation expenses	4,534	111,926
Disposals		(158,403)
Ending balance	$ 267,617	$ 263,083